Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.4%
Debt Funds - 26.7%
iShares 1-3 Year Treasury Bond ETF	214,449	$18,474,781
iShares 3-7 Year Treasury Bond ETF	26,574	3,459,138
iShares 7-10 Year Treasury Bond ETF	30,126	3,471,118
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,134	2,279,336
iShares iBoxx High Yield Corporate Bond ETF	78,942	6,906,635
iShares JP Morgan USD Emerging Markets Bond ETF	20,804	2,289,688
iShares MBS ETF	32,002	3,460,696
iShares Short Treasury Bond ETF	198,480	21,926,086
Total Debt Funds		62,267,478
Equity Funds - 46.7%
iShares Core MSCI EAFE ETF	211,273	15,687,020
iShares Core MSCI Emerging Markets ETF	72,928	4,504,033
iShares Core S&P Small-Cap ETF	20,879	2,279,778
iShares Core S&P U.S. Growth ETF	388,102	39,745,526
iShares Core S&P U.S. Value ETF	255,333	18,098,003
iShares Global Healthcare ETF	53,131	4,448,659
iShares MSCI Eurozone ETF	183,657	8,837,575
iShares MSCI USA Quality Factor ETF	74,968	9,875,535
iShares U.S. Energy ETF	82,370	2,327,776
iShares U.S. Industrials ETF	30,831	3,303,850
Total Equity Funds		109,107,755
Total Exchange Traded Funds (Cost - $145,411,839)		171,375,233
Variable Insurance Trusts - 22.4%
Asset Allocation Fund - 22.4%
BlackRock Global Allocation VI Fund, Class I (Cost - $39,721,824)	2,637,731	52,438,085
Short-Term Investments - 4.3%
Money Market Funds - 4.3%
Dreyfus Government Cash Management, 0.03%(a)	9,245,298	9,245,298
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	779,255	779,255

Total Short-Term Investments (Cost - $10,024,553)		10,024,553
Total Investments - 100.1% (Cost - $195,158,216)		$233,837,871
Other Assets Less Liabilities - Net (0.1)%		(262,423)
Total Net Assets - 100.0%		$233,575,448

(a)	The rate shown is the annualized seven-day yield at period end.